Operating profit - Breakdown of the restructuring costs by function (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items have been included in operating profit
Cash	£ 168	£ 39	£ 175
Non-cash	1	2	20
Restructuring costs	169	41	195
Cost of sales
Items have been included in operating profit
Restructuring costs	26	19	44
Selling, general and administration, and other operating expenses
Items have been included in operating profit
Restructuring costs	129	25	150
Research and development
Items have been included in operating profit
Restructuring costs	£ 14		£ 1
Restructuring costs, reversals		£ (3)